PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

8. PROPERTY AND EQUIPMENT, NET

Property and equipment as of December 31, 2021 and 2022 consisted of the following:

	December 31,
	2021	2022
	RMB	RMB
Computer and office equipment	18,998	23,301
Furniture and fixtures	2,857	3,323
Motor vehicles	938	938
Leasehold improvement	2,141	2,618
Buildings	4,702	4,702
Property and Equipment	29,636	34,882
Less: Accumulated depreciation	15,542	20,493
Property and Equipment, net	14,094	14,389

Depreciation expenses were RMB4,721, RMB5,507 and RMB5,304 for the years ended December 31, 2020, 2021 and 2022, respectively.

Depreciation expenses on property and equipment were allocated to the following expense items:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Cost of revenues	1,377	1,404	22
Research and development expenses	538	1,395	1,403
Selling and marketing expenses	1,449	1,703	2,158
General and administrative expenses	1,357	1,005	1,721
Total depreciation expenses	4,721	5,507	5,304